Croft Funds Corporation

Canton House, 300 Water Street

Baltimore, Maryland 21202

September 10, 2013

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street N.W.

Washington, D.C.  20549

Re:

Croft Funds Corporation

File Nos.

033-81926

811-08652

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information with respect to the above-referenced Fund effective September 1, 2013 do not differ from those filed in the Post-Effective Amendment No. 26, which was filed electronically August 28, 2013.

Sincerely,

/s/ Kent G. Croft

Kent G. Croft

President and Director